PGIM Jennison Value Fund
Schedule of Investments as of November 30, 2021 (unaudited)
Description	Shares	Value
Long-Term Investments 97.2%
Common Stocks
Aerospace & Defense 2.6%
Airbus SE (France)*	46,262	$5,133,441
Raytheon Technologies Corp.	95,269	7,709,168
		12,842,609
Air Freight & Logistics 0.7%
FedEx Corp.	14,826	3,415,466
Airlines 1.0%
Delta Air Lines, Inc.*	138,704	5,021,085
Automobiles 2.1%
General Motors Co.*	178,437	10,326,149
Banks 12.2%
Bank of America Corp.	304,364	13,535,067
Citigroup, Inc.	117,153	7,462,646
JPMorgan Chase & Co.	108,388	17,215,266
PNC Financial Services Group, Inc. (The)	56,072	11,046,184
Truist Financial Corp.	187,162	11,100,578
		60,359,741
Beverages 1.5%
PepsiCo, Inc.	45,172	7,217,582
Biotechnology 1.2%
AbbVie, Inc.	53,139	6,125,864
Building Products 2.1%
Johnson Controls International PLC	139,434	10,424,086
Capital Markets 4.4%
Blackstone, Inc.	59,390	8,400,716
Goldman Sachs Group, Inc. (The)	35,292	13,445,899
		21,846,615
Chemicals 3.5%
Dow, Inc.	111,608	6,130,627
Linde PLC (United Kingdom)	34,854	11,088,452
		17,219,079

PGIM Jennison Value Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Communications Equipment 1.3%
Cisco Systems, Inc.	119,514	$6,554,148
Consumer Finance 2.6%
Capital One Financial Corp.	50,521	7,099,716
SLM Corp.	310,863	5,527,144
		12,626,860
Containers & Packaging 1.5%
Crown Holdings, Inc.	69,406	7,343,155
Entertainment 1.3%
Walt Disney Co. (The)*	43,306	6,275,039
Equity Real Estate Investment Trusts (REITs) 2.6%
Alexandria Real Estate Equities, Inc.	25,018	5,005,351
American Campus Communities, Inc.	75,420	3,902,231
American Tower Corp.	15,255	4,004,132
		12,911,714
Food & Staples Retailing 1.9%
Walmart, Inc.	67,408	9,479,587
Food Products 1.4%
Mondelez International, Inc. (Class A Stock)	120,508	7,102,742
Health Care Equipment & Supplies 2.9%
Abbott Laboratories	88,016	11,069,772
Zimmer Biomet Holdings, Inc.	29,040	3,473,184
		14,542,956
Health Care Providers & Services 2.3%
Cigna Corp.	23,804	4,567,988
Laboratory Corp. of America Holdings*	24,146	6,889,578
		11,457,566
Hotels, Restaurants & Leisure 2.1%
McDonald’s Corp.	24,564	6,008,354
Royal Caribbean Cruises Ltd.*	58,900	4,112,398
		10,120,752

PGIM Jennison Value Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Household Durables 1.0%
D.R. Horton, Inc.	50,490	$4,932,873
Household Products 1.0%
Procter & Gamble Co. (The)	34,126	4,933,937
Industrial Conglomerates 0.5%
General Electric Co.	26,545	2,521,510
Insurance 5.9%
Chubb Ltd.	60,406	10,841,065
Marsh & McLennan Cos., Inc.	33,766	5,538,299
MetLife, Inc.	122,117	7,163,383
RenaissanceRe Holdings Ltd. (Bermuda)	37,442	5,770,187
		29,312,934
Interactive Media & Services 2.9%
Alphabet, Inc. (Class A Stock)*	5,032	14,280,564
Machinery 3.5%
Deere & Co.	16,431	5,677,568
Fortive Corp.	68,399	5,052,634
Otis Worldwide Corp.	81,793	6,576,157
		17,306,359
Multi-Utilities 3.1%
Ameren Corp.	70,593	5,759,683
Dominion Energy, Inc.	134,524	9,578,109
		15,337,792
Oil, Gas & Consumable Fuels 7.0%
Chevron Corp.	113,286	12,786,591
ConocoPhillips	177,939	12,478,862
Hess Corp.	39,036	2,908,963
Williams Cos., Inc. (The)	242,513	6,496,923
		34,671,339
Pharmaceuticals 4.9%
AstraZeneca PLC (United Kingdom), ADR	127,470	6,989,180

PGIM Jennison Value Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Pharmaceuticals (cont’d.)
Bristol-Myers Squibb Co.	104,070	$5,581,274
Eli Lilly & Co.	47,638	11,816,130
		24,386,584
Road & Rail 1.6%
Union Pacific Corp.	33,980	8,007,047
Semiconductors & Semiconductor Equipment 6.8%
Broadcom, Inc.	20,714	11,468,927
Lam Research Corp.	9,305	6,326,004
NXP Semiconductors NV (China)	30,299	6,767,585
QUALCOMM, Inc.	50,787	9,170,101
		33,732,617
Software 2.1%
Microsoft Corp.	31,825	10,521,027
Specialty Retail 2.8%
Lowe’s Cos., Inc.	32,006	7,828,348
Ross Stores, Inc.	56,524	6,166,203
		13,994,551
Technology Hardware, Storage & Peripherals 1.8%
Apple, Inc.	52,371	8,656,926
Trading Companies & Distributors 1.1%
United Rentals, Inc.*(a)	16,485	5,584,129

Total Long-Term Investments (cost $284,988,756)		481,392,984

Short-Term Investments 2.7%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	13,313,089	13,313,089

PGIM Jennison Value Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Shares	Value

Affiliated Mutual Funds (Continued)
PGIM Institutional Money Market Fund (cost $28,426; includes $28,394 of cash collateral for securities on loan)(b)(wa)	28,515	$28,495

Total Short-Term Investments (cost $13,341,515)		13,341,584

TOTAL INVESTMENTS 99.9% (cost $298,330,271)		494,734,568
Other assets in excess of liabilities 0.1%		400,633

Net Assets 100.0%		$495,135,201

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt
REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $9,146; cash collateral of $28,394 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).